SHAREHOLDERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		6 Months Ended
	Aug. 16, 2021	Aug. 31, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Class of Stock [Line Items]
Exercise price of warrants (in USD per share)				$ 11.50
Share-based compensation expense				$ 14,809	$ 24,133
Selling, general and administrative
Class of Stock [Line Items]
Share-based compensation expense				$ 8,140	20,951
Strategic Partner | Selling, general and administrative
Class of Stock [Line Items]
Share-based compensation expense					$ 18,802
Strategic Partner | Ordinary shares
Class of Stock [Line Items]
Issuance of shares (in shares)		370,479	1,989,622
Cowen Affiliate
Class of Stock [Line Items]
Issuance of shares (in shares)	250,000
Preferred B Shares | Certain Investors
Class of Stock [Line Items]
Exercise price of warrants (in USD per share)				$ 0.27
Payment for share exchange				$ 2,657
Conversion of shares (in shares)				9,745,415